Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Property and equipment, net
Property, Plant and Equipment, Gross	¥ 433,522	¥ 331,765
Less: accumulated depreciation and impairment	(150,823)	(128,417)
Net book value	282,699	203,348		$ 40,983
Depreciation
Depreciation	34,963	24,515	¥ 23,344
Building, property improvements and other property
Property and equipment, net
Property, Plant and Equipment, Gross	121,396	104,600
Computer equipment and software
Property and equipment, net
Property, Plant and Equipment, Gross	238,760	157,252
Construction in progress
Property and equipment, net
Property, Plant and Equipment, Gross	55,637	54,849
Furniture, office and transportation equipment and others
Property and equipment, net
Property, Plant and Equipment, Gross	¥ 17,729	¥ 15,064